7. SUBORDINATED DEBT	12 Months Ended
Dec. 31, 2020
Notes
7. SUBORDINATED DEBT

7.SUBORDINATED DEBT

The payment of the principal and interest on the Company’s subordinated debt is subordinate and junior in right of payment to all unsubordinated indebtedness of the Company.

Subordinated debt consists of Variable Rate Subordinated Debentures issued from time to time by the Company, and which mature four years after their date of issue.  The maturity date is automatically extended for an additional four year term unless the holder or the Company redeems the debenture on its original maturity date or within any applicable grace period thereafter.  The debentures are offered and sold in various minimum purchase amounts with varying interest rates as established from time to time by the Company and interest adjustment periods for each respective minimum purchase amount.  Interest rates on the debentures automatically adjust at the end of each adjustment period.  The debentures may also be redeemed by the holder at the applicable interest adjustment date or within any applicable grace period thereafter without penalty.  Redemptions at any other time are at the discretion of the Company and are subject to a penalty. The Company may redeem the debentures for a price equal to 100% of the principal plus accrued but unpaid interest upon 30 days’ notice to the holder.

Interest rate information on the Company’s subordinated debt at December 31 is as follows:

Weighted Average Interest Rate atEnd of Year			Weighted Average Interest RateDuring Year
2020	2019	2018	2020	2019	2018

3.10%	2.96%	2.70%	3.01%	2.81%	2.66%

Maturity and redemption information relating to the Company's subordinated debt at December 31, 2020 is as follows:

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2021	$6,068,119	$16,410,974
2022	5,219,163	7,405,587
2023	9,010,098	2,940,375
2024	9,778,019	3,318,463
	$30,075,399	$30,075,399